COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details)	12 Months Ended			0 Months Ended	2 Months Ended	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Apr. 01, 2015 Subsequent Event [Member] USD ($)	Feb. 28, 2015 Subsequent Event [Member] USD ($)	Dec. 31, 2014 Other Employees [Member] USD ($)	Dec. 31, 2014 Meitav [Member] USD ($)	Dec. 31, 2014 Meitav [Member] ILS
Number of premises operating leases	2
Term of leases of motor vehicles	3 years
Operating leases expense	$ 1,480,000	$ 1,471,000	$ 1,183,000
Indemnification agreement limit	2,000,000
Indemnification agreement limit as a percentage of shareholders' equity	25.00%
Payment of settlement							390,000	1,400,000
Number of lawsuits	3
Number of current employees filing lawsuits	3					4
Number of former employees filing lawsuits					2
Financial compensation sought for past damages plus additional amounts for future lost income and pain and suffering	$ 200,000			$ 212,000	$ 380,000	$ 170,000